Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2014
Fixed maturities:
U.S. government obligations	$2,641.1	$27.3	$(1.3)	$0	$2,667.1	14.0%
State and local government obligations	2,095.7	44.6	(1.1)	0	2,139.2	11.2
Foreign government obligations	14.2	0	0	0	14.2	0.1
Corporate debt securities	2,813.9	32.9	(10.4)	0.3	2,836.7	14.9
Residential mortgage-backed securities	1,635.5	34.5	(10.8)	(0.7)	1,658.5	8.7
Commercial mortgage-backed securities	2,278.7	39.3	(2.6)	0.2	2,315.6	12.2
Other asset-backed securities	1,634.9	3.8	(0.8)	0.8	1,638.7	8.6
Redeemable preferred stocks	260.2	24.7	(5.7)	0	279.2	1.5
Total fixed maturities	13,374.2	207.1	(32.7)	0.6	13,549.2	71.2
Equity securities:
Nonredeemable preferred stocks	590.4	201.1	(6.4)	42.4	827.5	4.4
Common equities	1,289.2	1,213.2	(10.1)	0	2,492.3	13.1
Short-term investments	2,149.0	0	0	0	2,149.0	11.3
Total portfolio[2,3]	$17,402.8	$1,621.4	$(49.2)	$43.0	$19,018.0	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,630.4	$48.4	$(16.6)	$0	$3,662.2	20.3%
State and local government obligations	2,247.3	27.1	(18.4)	0	2,256.0	12.5
Foreign government obligations	15.6	0	0	0	15.6	0.1
Corporate debt securities	2,885.0	60.4	(20.4)	1.6	2,926.6	16.2
Residential mortgage-backed securities	1,110.1	31.9	(14.1)	0	1,127.9	6.2
Commercial mortgage-backed securities	2,154.4	43.9	(37.8)	0	2,160.5	12.0
Other asset-backed securities	1,073.0	6.6	(2.1)	0.2	1,077.7	6.0
Redeemable preferred stocks	299.5	24.1	(9.7)	0	313.9	1.7
Total fixed maturities	13,415.3	242.4	(119.1)	1.8	13,540.4	75.0
Equity securities:
Nonredeemable preferred stocks	445.7	258.7	(4.5)	11.3	711.2	3.9
Common equities	1,451.1	1,081.8	(2.4)	0	2,530.5	14.0
Short-term investments	1,272.6	0	0	0	1,272.6	7.1
Total portfolio[2,3]	$16,584.7	$1,582.9	$(126.0)	$13.1	$18,054.7	100.0%

[1] Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2] Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2014, $31.3 million was included in "other liabilities," compared to $61.3 million at December 31, 2013.
[3] The total fair value of the portfolio included $1.9 billion and $1.8 billion at December 31, 2014 and 2013, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities
Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2014	2013
Fixed maturities:
Corporate debt securities	$139.8	$164.2
Residential mortgage-backed securities	120.7	0
Commercial mortgage-backed securities	31.2	0
Other asset-backed securities	13.7	14.8
Total fixed maturities	305.4	179.0
Equity securities:
Nonredeemable preferred stocks	122.3	60.3
Total hybrid securities	$427.7	$239.3

Composition of Fixed Maturities by Maturity
 The composition of fixed maturities by maturity at December 31, 2014, was:

(millions)	Cost	Fair Value
Less than one year	$3,180.1	$3,217.4
One to five years	7,026.3	7,097.2
Five to ten years	3,093.0	3,152.9
Ten years or greater	59.0	65.9
Total[1]	$13,358.4	$13,533.4

[1] Excludes $15.8 million related to our open interest rate swap positions.

Gross Unrealized Losses by Major Security
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2014
Fixed maturities:
U.S. government obligations	11	$428.2	$(1.3)	5	$150.7	$(0.3)	6	$277.5	$(1.0)
State and local government obligations	46	234.2	(1.1)	28	177.9	(0.4)	18	56.3	(0.7)
Corporate debt securities	53	843.2	(10.4)	43	647.5	(6.1)	10	195.7	(4.3)
Residential mortgage-backed securities	70	844.2	(10.8)	33	465.2	(3.1)	37	379.0	(7.7)
Commercial mortgage-backed securities	63	723.4	(2.6)	54	667.5	(1.4)	9	55.9	(1.2)
Other asset-backed securities	44	741.8	(0.8)	42	715.7	(0.7)	2	26.1	(0.1)
Redeemable preferred stocks	3	103.0	(5.7)	1	33.0	(1.0)	2	70.0	(4.7)
Total fixed maturities	290	3,918.0	(32.7)	206	2,857.5	(13.0)	84	1,060.5	(19.7)
Equity securities:
Nonredeemable preferred stocks	8	231.4	(6.4)	5	143.2	(3.6)	3	88.2	(2.8)
Common equities	20	68.4	(10.1)	19	61.8	(9.6)	1	6.6	(0.5)
Total equity securities	28	299.8	(16.5)	24	205.0	(13.2)	4	94.8	(3.3)
Total portfolio	318	$4,217.8	$(49.2)	230	$3,062.5	$(26.2)	88	$1,155.3	$(23.0)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2013
Fixed maturities:
U.S. government obligations	29	$1,444.3	$(16.6)	28	$1,434.6	$(16.3)	1	$9.7	$(0.3)
State and local government obligations	141	844.2	(18.4)	119	759.3	(17.1)	22	84.9	(1.3)
Corporate debt securities	51	997.6	(20.4)	45	831.1	(17.8)	6	166.5	(2.6)
Residential mortgage-backed securities	66	763.5	(14.1)	45	597.6	(7.9)	21	165.9	(6.2)
Commercial mortgage-backed securities	76	1,061.9	(37.8)	60	809.2	(19.7)	16	252.7	(18.1)
Other asset-backed securities	25	287.2	(2.1)	22	233.3	(1.8)	3	53.9	(0.3)
Redeemable preferred stocks	4	122.7	(9.7)	0	0	0	4	122.7	(9.7)
Total fixed maturities	392	5,521.4	(119.1)	319	4,665.1	(80.6)	73	856.3	(38.5)
Equity securities:
Nonredeemable preferred stocks	7	142.3	(4.5)	7	142.3	(4.5)	0	0	0
Common equities	24	59.7	(2.4)	20	58.5	(2.4)	4	1.2	0
Total equity securities	31	202.0	(6.9)	27	200.8	(6.9)	4	1.2	0
Total portfolio	423	$5,723.4	$(126.0)	346	$4,865.9	$(87.5)	77	$857.5	$(38.5)

Total Non-Credit Portion of Other-Than-Temporary Impairment Recorded in Accumulated Other Comprehensive Income, Reflecting Orginal Non-Credit Loss at the Time Credit Impairment
The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2014	2013
Fixed maturities:
Residential mortgage-backed securities	$(44.1)	$(44.1)
Commercial mortgage-backed securities	(0.6)	(0.9)
Total fixed maturities	$(44.7)	$(45.0)

OTTI Credit Losses Recognized in Earnings
The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2014, 2013, and 2012, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2013	$19.2	$0.4	$19.6
Credit losses for which an OTTI was previously recognized	0	0	0
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	(0.1)	0	(0.1)
Change in recoveries of future cash flows expected to be collected[1,2]	(6.4)	0	(6.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	0	0	0
Balance at December 31, 2014	$12.7	$0.4	$13.1

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2012	$27.1	$0.6	$27.7
Credit losses for which an OTTI was previously recognized	0.1	0	0.1
Credit losses for which an OTTI was not previously recognized	0	0	0
Reductions for securities sold/matured	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	(7.8)	(0.2)	(8.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(0.2)	0	(0.2)
Balance at December 31, 2013	$19.2	$0.4	$19.6

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Total
Balance at December 31, 2011	$34.5	$1.3	$35.8
Credit losses for which an OTTI was previously recognized	0.1	0	0.1
Credit losses for which an OTTI was not previously recognized	0.3	0	0.3
Reductions for securities sold/matured	0	(0.2)	(0.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(0.2)	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(0.3)	(4.3)
Balance at December 31, 2012	$27.1	$0.6	$27.7

[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2] Includes $4.3 million, $2.6 million, and $1.4 million at December 31, 2014, 2013, and 2012, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.
[3] Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)
The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2014	2013	2012
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$24.0	$8.5	$20.2
State and local government obligations	9.3	7.7	15.0
Corporate and other debt securities	37.2	47.7	58.1
Residential mortgage-backed securities	2.7	3.0	1.2
Commercial mortgage-backed securities	17.0	10.0	19.3
Other asset-backed securities	0	0	0.9
Redeemable preferred stocks	2.7	0	0.7
Total fixed maturities	92.9	76.9	115.4
Equity securities:
Nonredeemable preferred stocks	90.0	126.3	78.2
Common equities	107.3	68.6	167.0
Subtotal gross realized gains on security sales	290.2	271.8	360.6
Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(7.6)	(3.7)	(1.9)
State and local government obligations	(0.5)	0	0
Corporate and other debt securities	(2.8)	(6.2)	(0.6)
Residential mortgage-backed securities	(0.2)	0	0
Commercial mortgage-backed securities	(8.3)	(1.8)	0
Redeemable preferred stocks	(3.2)	(0.1)	(0.4)
Total fixed maturities	(22.6)	(11.8)	(2.9)
Equity securities:
Nonredeemable preferred stocks	0	(0.1)	(1.1)
Common equities	(7.3)	(0.6)	(27.1)
Subtotal gross realized losses on security sales	(29.9)	(12.5)	(31.1)
Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	16.4	4.8	18.3
State and local government obligations	8.8	7.7	15.0
Corporate and other debt securities	34.4	41.5	57.5
Residential mortgage-backed securities	2.5	3.0	1.2
Commercial mortgage-backed securities	8.7	8.2	19.3
Other asset-backed securities	0	0	0.9
Redeemable preferred stocks	(0.5)	(0.1)	0.3
Total fixed maturities	70.3	65.1	112.5
Equity securities:
Nonredeemable preferred stocks	90.0	126.2	77.1
Common equities	100.0	68.0	139.9
Subtotal net realized gains (losses) on security sales	260.3	259.3	329.5
Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	0	(0.6)	(1.6)
Commercial mortgage-backed securities	0	0	(0.1)
Total fixed maturities	0	(0.6)	(1.7)
Equity securities:
Common equities	(7.2)	(5.5)	(1.8)
Subtotal other-than-temporary impairment losses	(7.2)	(6.1)	(3.5)
Other gains (losses)
Hybrid securities	30.5	6.4	14.3
Derivative instruments	(64.1)	56.6	(43.1)
Litigation settlements	4.7	2.2	9.6
Subtotal other gains (losses)	(28.9)	65.2	(19.2)
Total net realized gains (losses) on securities	$224.2	$318.4	$306.8

Components of Net Investment Income
The components of net investment income for the years ended December 31, were:

(millions)	2014	2013	2012
Fixed maturities:
U.S. government obligations	$46.2	$50.2	$49.8
State and local government obligations	50.1	48.0	51.1
Foreign government obligations	0.4	0.2	0
Corporate debt securities	82.1	98.8	107.5
Residential mortgage-backed securities	44.9	28.1	16.1
Commercial mortgage-backed securities	66.0	74.8	82.2
Other asset-backed securities	16.7	16.7	20.3
Redeemable preferred stocks	15.5	21.2	24.2
Total fixed maturities	321.9	338.0	351.2
Equity securities:
Nonredeemable preferred stocks	38.6	36.2	43.8
Common equities	46.6	45.8	44.9
Short-term investments	1.3	2.0	3.1
Investment income	408.4	422.0	443.0
Investment expenses	(18.9)	(18.8)	(15.4)
Net investment income	$389.5	$403.2	$427.6

Derivative Instruments
The following table shows the status of our derivative instruments at December 31, 2014 and 2013, and for the years ended December 31, 2014, 2013, and 2012:

(millions)					Balance Sheet[2]			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Pretax Net Realized Gains (Losses)
								Years ended
	December 31,					December 31,		December 31,
Derivatives designated as:	2014	2013	2012	Purpose	Classification	2014	2013	2014	2013	2012
Hedging instruments
Closed:
Ineffective cash flow hedge	$44	$54	$31	Manage interest rate risk	NA	$0	$0	$0.5	$0.8	$0.6
Non-hedging instruments
Assets:
Interest rate swaps	750	750	0	Manage portfolio duration	Investments - fixed maturities	15.8	68.1	(64.6)	59.8	0
Liabilities:
Interest rate swaps	0	0	1,263	Manage portfolio duration	Other liabilities	0	0	0	0	(42.7)
Closed:
Interest rate swaps	0	1,263	0	Manage portfolio duration	NA	0	0	0	(4.0)	0
Corporate credit default swaps	0	0	25	Manage credit risk	NA	0	0	0	0	(1.0)
Total	NA	NA	NA			$15.8	$68.1	$(64.1)	$56.6	$(43.1)

NA = Not Applicable
[1] The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.
2 To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.